Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2020
Other provisions, contingent liabilities and contingent assets [Abstract]
Future Commitments Including Minimum Royalty Payments Due in the Next Five Years
In addition to lease liability commitments disclosed in Note 28(b), the Company has the following future capital commitments, purchase commitments and license and sponsorship fee payments, which are due in the next five years and thereafter:

$
Next 12 months	24,132
Over 1 year to 2 years	24,701
Over 2 years to 3 years	25,891
Over 3 years to 4 years	26,950
Over 4 years to 5 years	28,062
Thereafter	42,239
171,975